Annual Fund Operating Expenses - Hartford Sustainable Income ETF - Hartford Sustainable Income ETF	Sep. 15, 2021
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.54%